REAL ESTATE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Real Estate Assets
SCHEDULE OF REAL ESTATE ASSETS AND LEASE INTANGIBLES, NET

A summary of the properties owned by the Company, including their lease intangibles, as of June 30, 2026 and December 31, 2025 is as follows:

	Date		Real estate assets and lease intangibles, net
Property Name	Acquired	Location	June 30, 2026	December 31, 2025
Genesis Plaza (1)	August 2010	San Diego, CA	$7,040,879	$7,274,600
Dakota Center (2)	May 2011	Fargo, ND	—	4,861,267
Grand Pacific Center	March 2014	Bismarck, ND	7,862,567	8,082,202
Arapahoe Center	December 2014	Centennial, CO	8,654,592	8,874,198
West Fargo Industrial	August 2015	Fargo, ND	6,322,610	6,404,774
300 N.P.	August 2015	Fargo, ND	1,892,226	1,949,040
One Park Center	August 2015	Westminster, CO	5,541,909	5,740,065
Shea Center II (3)	December 2015	Highlands Ranch, CO	13,154,014	16,249,498
Mandolin (4)	August 2021	Houston, TX	4,462,995	4,508,851
Baltimore	December 2021	Baltimore, MD	7,904,393	8,016,747
Commercial properties			62,836,185	71,961,242
Model Home properties (5)	2019 - 2025	AZ, TN, TX, AL	32,176,114	36,688,462
Total real estate assets and lease intangibles, net			$95,012,299	$108,649,704

(1)	Genesis Plaza is owned by two tenants-in-common, NetREIT Genesis and NetREIT Genesis II, each of which own 57% and 43%, respectively, and we beneficially own an aggregate of 92.0%, based on our ownership of each entity. We have 100% ownership of NetREIT Genesis and 81.5% ownership of NetREIT Genesis II, and we have control of both entities. During July 2024, the Company completed a minority ownership conversion option as result of a death in a noncontrolling trust within NetREIT Genesis II. The Company issued the trust 86,232 shares of SQFT Series A Common Stock in exchange for their 36.4% ownership in NetREIT Genesis II, as per the original exchange agreement.

(2)	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of the Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.4 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property.
(3)	During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale and public auction was scheduled for July 1, 2026. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property. Additionally, during the three and six months ended June 30, 2026 and 2025, Shea Center II was listed as held for sale, related to the foreclosure sale and impaired approximately $3.3 million. The foreclosure sale took place on July 1, 2026, with the property going to Argentic Services Company LP, who acquired the property by placing a minimum credit bid valued at $12.0 million, and no cash consideration was exchanged.
(4)	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Code for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary, NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.
(5)	Includes Model Homes listed as held for sale as of June 30, 2026 and December 31, 2025. During the three and six months ended June 30, 2026, we recorded an impairment charge for model homes totaling approximately $0.1 million and $0.2 million, which reflects the estimated sales prices for these specific model homes. The short hold period, less than two years, and the builder changing their model style after we purchased the homes, contributed to the lower-than-expected sales price.

A summary of the properties owned by the Company, including their lease intangibles, as of December 31, 2025 and 2024 is as follows:

	Date		Real estate assets and lease intangibles, net
Property Name	Acquired	Location	December 31, 2025	December 31, 2024
Genesis Plaza (1)	August 2010	San Diego, CA	$7,274,600	$7,363,571
Dakota Center (2)	May 2011	Fargo, ND	4,861,267	8,154,951
Grand Pacific Center (3)	March 2014	Bismarck, ND	8,082,202	8,413,926
Arapahoe Center	December 2014	Centennial, CO	8,874,198	9,298,534
Union Town Center (3)	December 2014	Colorado Springs, CO	—	8,922,943
West Fargo Industrial	August 2015	Fargo, ND	6,404,774	6,599,953
300 N.P.	August 2015	Fargo, ND	1,949,040	1,963,000
Research Parkway (3)	August 2015	Colorado Springs, CO	—	2,220,284
One Park Center	August 2015	Westminster, CO	5,740,065	5,580,950
Shea Center II (4)	December 2015	Highlands Ranch, CO	16,249,498	18,820,370
Mandolin (5)	August 2021	Houston, TX	4,508,851	4,600,562
Baltimore	December 2021	Baltimore, MD	8,016,747	8,241,456
Commercial properties			71,961,242	90,180,500
Model Home properties (6)	2020 - 2025		36,688,462	37,416,000
Total real estate assets and lease intangibles, net			$108,649,704	$127,596,500

(1)

Genesis Plaza is owned by two tenants-in-common, NetREIT Genesis and NetREIT Genessis II, each of which own 57% and 43%, respectively, and we beneficially own an aggregate of 92.0%, based on our ownership of each entity. We have 100% ownership of NetREIT Genesis and 81.5% ownership of NetREIT Genesis II, and we have control of both entities. During July 2024, the Company completed a minority ownership conversion option as result of a death in a noncontrolling trust within NetREIT Genesis II. The Company issued the trust 86,232 shares of SQFT Series A Common Stock in exchange for their 36.4% ownership in NetREIT Genesis II, as per the original exchange agreement.

(2)

The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. At December 31, 2025, the property was included in the real estate assets held for sale, net on the consolidated balance sheet. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. In connection with the approved sale, we have impaired the property’s book value and recorded an impairment charge of approximately $3.5 million for the year ended December 31, 2025. The sale was completed on January 14, 2026.

(3)

During February 2025, Union Town Center and Research Parkway were sold to a single buyer for a combined total of approximately $15.9 million, net of selling costs, and recognized a net gain of approximately $4.5 million, net of closing costs.

(4)

During the year ended December 31, 2025, the Company impaired Shea Center II for a total of approximately $2.5 million after low property occupancy triggered a cash management event under the terms of the loan agreement. Subsequent to the year ended December 31, 2025, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. The Company has received notification that the Shea Center II property governed by this agreement will be moved into receivership, which will fulfill its obligation for this non-recourse loan.

(5)

A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Code for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary, NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.

(6)	Includes Model Homes listed as held for sale as of December 31, 2025 and December 31, 2024. During the year ended December 31, 2025, we recorded impairment charges for model homes of approximately $0.3 million, which reflects the estimated sales prices for these specific model homes; for the same period in 2024, we recorded $0.4 million in impairment. The short hold period, less than two years, and the builder changing their model style after we purchased the homes, contributed to the lower-than-expected sales price. As of December 31, 2025, we had model home properties held for sale in Alabama, Arizona, Tennessee, and Texas. As of December 31, 2024, we had model home properties held for sale in Arizona, Florida, and Texas.